SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details2)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Furniture and Fixtures
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Depreciation/Amortization Period	3 years	3 years
Office Equipment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Depreciation/Amortization Period	3 years	3 years
Leasehold Improvements
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Depreciation/Amortization Period	5 years	5 years